Income Taxes (Tables)	6 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes for the six-month transition period ended December 31, 2024 and for the year ended June 30, 2024 consisted of the following:

	For the six months ended December 31, 2024	For the year ended June 30, 2024
Income tax expense
Current income tax expense
Federal	$—	$—
State	63	1,625
Total	$63	$1,625

Schedule of the Effective Tax Rate of the Company’s Provision for Income Taxes Differs from the Federal Statutory Rate

The effective tax rate of the Company’s provision for income taxes differs from the federal statutory rate as follows as of December 31, 2024 and June 30, 2024

	For the six months ended December 31, 2024	For the year ended June 30, 2024
Statutory rate	21.0%	21.0%
State income tax rate	—%	6.2%
Stock-based compensation	(0.9)%	(3.4)%
Acquired Intangible	—%	4.4%
Research and development tax credit rate difference	—%	—%
Prior year true-ups	0.8%	(1.9)%
Changes in valuation allowance	(20.9)%	(26.3)%
Total	—	—

Schedule of the Company’s Net Deferred Tax Assets

The Company’s net deferred tax assets were as follows as of December 31, 2024 and June 30, 2024

	As of December 31, 2024	As of June 30, 2024
Deferred tax assets:
Net operating loss carryover	$2,425,707	$1,838,655
Accruals and reserves	168	336
Stock-based compensation	—	—
Capitalized Research and development and intangibles	2,928,142	2,640,159
Total deferred tax assets	5,403,415	4,479,150
Valuation allowance	(5,403,415)	(4,479,150)
Deferred tax asset, net of allowance	$—	$—